Gains (Losses) Recognized in Other Comprehensive Income (Detail) (Cash Flow Hedging, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	¥ 52	¥ 63	¥ (341)
Foreign Currency Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	27	25	(280)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	25	38	(61)
Interest Rate Caps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income			¥ 0